Contributed surplus (Schedule of Option Activity) (Details)		12 Months Ended
		Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($) shares
Number
Outstanding - Beginning of year | shares		1,498,052	1,961,791
Granted | shares		619,505	266,814
Exercised | shares	[1]	(626,875)	(627,256)
Expired | shares		(5,569)	(64,068)
Forfeited | shares		(10,636)	(39,229)
Outstanding - End of year | shares		1,474,477	1,498,052
Weighted average exercise price
Outstanding - Beginning of year | $		$ 2.26	$ 2.23
Granted | $		6.65	2.4
Exercised | $		2.18	2.21
Expired | $		1.8	2.19
Forfeited | $		4.92	2.37
Outstanding - End of year | $		$ 4.12	$ 2.26

[1]	Of the 626,875 (2017 - 627,256) options exercised, 443,748 (2017 - 548,833) elected the cashless exercise, under which 297,626 shares (2017 - 238,130) were issued. These options would have otherwise been exercisable for proceeds of $975 (2017 - $1,227) on the exercise date.